Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies

NOTE 1. Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Principal Activities

GigaMedia Limited (referred to hereinafter as GigaMedia, our Company, we, us, or our) is a diversified provider of digital entertainment services, with a headquarters in Taipei, Taiwan.

Our digital entertainment service business operates a suite of play-for-fun digital entertainment services, mainly targeting online and mobile-device users across Asia.

(b) Basis of Presentation

The accompanying consolidated financial statements of our Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(c) Summary of significant accounting policies

Principles of Consolidation

The consolidated financial statements include the accounts of GigaMedia and its subsidiaries after elimination of all inter-company accounts and transactions.

Foreign Currency Translation and Transactions

Assets and liabilities denominated in non-U.S. dollars are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Cumulative translation adjustments resulting from this process are charged or credited to other comprehensive income. Gains and losses on foreign currency transactions are included in other income and expenses.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management bases its estimates on historical experience and also, on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ from those estimates. Items subject to such estimates and assumptions include but not limit to the deferral and breakage of revenues; the fair value of unquoted marketable securities, the useful lives of property, plant and equipment; allowances for doubtful accounts; the valuation of deferred tax assets, long-lived assets, investments and share-based compensation; and accrued pension liabilities (prepaid pension assets), income tax uncertainties and other contingencies. We believe the critical accounting policies listed below affect management’s judgments and estimates used in the preparation of the consolidated financial statements.

Revenue Recognition and Deferral

General

Our recognition of revenue from contracts with customers is in accordance with the five-step revenue recognition model: (1) identify the contract with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation; and (5) recognize revenue when or as we satisfy a performance obligation.

Sales taxes assessed by governmental authorities on our revenue transactions are presented on a net basis of digital entertainment service revenues in our consolidated financial statements.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for revenue from contracts with customers.

Digital Entertainment Product and Service Revenues

Digital entertainment product and service revenues are mainly generated through sale of virtual points and in-game items, and those virtual goods purchased in our games can only be consumed in our games. Therefore, we regard the sale of a virtual good as a service, where the related performance obligation is satisfied over time, and revenues are recognized by measuring progress toward satisfying the performance obligation in a manner that best depicts the transfer of goods or services to the customer. Accordingly, we recognize revenues from the sale of virtual goods over the period of time using the output method, which is generally the estimated service period.

Digital entertainment product and service revenues are generated through the sale of virtual points, prepaid cards and game packs via various third-party storefronts, distributors and payment channels, including but not limited to the “Google Play Store,” the “Apple App Store,” convenience stores, telecom service providers and other payment service providers. Proceeds from sales of prepaid cards and game packs, net of sales discounts, and virtual points are deferred when received, and revenue is recognized upon the actual usage of the playing time or in-game virtual items by the end-users, or over the estimated useful life of virtual items, when the game is terminated and the period of refund claim for any sold virtual items is ended in accordance with our published policy, or when the likelihood of the customer exercising the remaining rights becomes remote. (Please see “Deferred Revenues and Breakage” below for more discussion of accounting treatments of the unexercised rights.)

Estimated Service Period

The virtual goods for our games may have different service periods. We use the weighted average number of days of a player’s payment interval as the estimate for the service period of each game. We evaluate the appropriateness of such estimates quarterly to see if they are in line with our observations in the operations. We believe this provides a reasonable depiction of the transfer of services to our customers, as it is the best representation of the time period during which our customers play our games. Determining the estimated service period is subjective and requires management’s judgment. Future usage patterns may differ from historical ones and therefore, the estimated service period may change in the future. The estimated service periods for players of our current games are generally less than 6 months.

Principal Agent Considerations

For the revenues generated from our digital entertainment offerings which are licensed to us for using, marketing, distributing, selling and publishing, and for the sales of our products and services via third-party storefronts and other channels, we evaluate to determine whether our revenues should be reported on a gross or net basis. Key indicators that we evaluate in determining whether we are the principal in the sale (gross reporting) or an agent (net reporting) include, but are not limited to:

•	which party is primarily responsible for fulfilling the promise to provide the specified good or service; and
•	which party has discretion in establishing the price for the specified good or service.

Based on our evaluation of various indicators, we report revenues on a gross basis for games that we publish and operate, as we are, and we present ourselves as, responsible for fulfilling the promise of delivering the virtual goods in the game and maintaining the game environment for customers’ consumption of such virtual goods. We have the discretion in establishing the price for those virtual goods, including the power to decide the range and extent of price discount or quantity discount, while the licensors or the third-party channels charge a fixed percentage of fees for such sales. And any loss on the receivables has to be absorbed by us and not the third-party channels.

Deferred Revenues and Breakage

Deferred revenues representing contract liabilities consist mainly of the advanced income related to our digital entertainment business. Deferred revenue represents proceeds received relating to the sale of virtual points and in-game items that are activated or charged to the respective user account by users, but which have not been consumed by the users or expired. Deferred revenue is credited to profit or loss when the virtual points and in-game items are consumed or have expired. Pursuant to relevant requirements in Taiwan, as of December 31, 2019 and 2020, cash totaling $531 thousand and $300 thousand, respectively, had been deposited in an escrow account in a bank as a performance bond for the users’ prepayments and virtual points, and is included within restricted cash in the consolidated balance sheets.

For deferred revenues, some users may not exercise all of their contractual rights, and those unexercised rights are referred to as breakage. We estimate and recognize the breakage amount as revenue when the likelihood of the customer exercising the remaining rights becomes remote. We consider a variety of data points when determining the estimated breakage amount, including the time when we ceased selling prepaid products for certain services and when such prepaid products were last used in charging users’ accounts.

Prepaid Licensing and Royalty Fees

Our Company, through our subsidiaries, routinely enters into agreements with licensors to acquire licenses for using, marketing, distributing, selling and publishing digital entertainment offerings.

Prepaid licensing fees paid to licensors are amortized on a straight-line basis over the shorter of the estimated useful economic life of the relevant product and service or license period, which is usually within one to two years.

Prepaid royalty fees and related costs are initially deferred when paid to licensors and amortized as operating costs based on certain percentages of revenues generated by the licensee from operating the related digital entertainment product and service in the specific country or region over the contract period.

Fair Value Measurements

Our Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. We determine fair value based on assumptions that market participants would use in pricing an asset or a liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
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Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

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Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Our Company generally determines or calculates the fair value of financial instruments using quoted market prices in active markets when such information is available; otherwise we apply appropriate present value or other valuation techniques, such as discounted cash flow analyses, incorporating adjusted available market discount rate information and our Company’s estimates for non-performance and liquidity risk, or the backsolve method, where we derive the implied value of financial instruments for the target company from a recent transaction involving the target company’s own securities. These techniques rely extensively on the use of a number of assumptions, including the discount rate, credit spreads, and estimates of future cash flows. (Please see Note 4, “Fair Value Measurements”, for additional information.)

Cash Equivalents, Restricted Cash and Presentation of Statements of Cash Flows

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near to their maturity that they present relatively insignificant risk from changes in interest rates. Commercial paper, negotiable certificates of deposit, time deposits and bank acceptances with original maturities of three months or less are considered to be cash equivalents.

Our consolidated statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

Marketable Securities

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance makes targeted improvements to existing U.S. GAAP mainly by requiring the following accounting treatments, along with certain disclosure and presentation requirements and improvements:

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Equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) are to be measured at fair value with changes in fair value recognized in net income;

•	Public business entities are to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.
•	An entity are to evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

Debt securities

Debt securities for which we have the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost. Debt securities held primarily for the purpose of selling in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses included in income.

Debt securities not classified as held-to-maturity or trading are classified as available-for-sale and are reported at fair value with unrealized gains and losses, net of income taxes, as a separate component of other comprehensive income, unless an impairment is determined to be the result of credit-related factors, or our Company intends to sell the security, or it is more likely than not that we will be required to sell the security before recovery.

Losses on debt security transactions and declines in value that are determined to be the result of credit losses, if any, are reported in the consolidated statements of operations. In measuring credit losses, management adopts a current expected credit loss model, where the expected losses are measured on the basis of relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of reported amount. Unrealized gains on credit-related recoveries are reported in the consolidated statements of operations.

Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Our Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management adopts a current expected credit loss model based on expected losses. The measurement of expected losses is based on relevant information about past events, including historical losses adjusted to take into account the amount of receivables in dispute, and the current receivables aging and current payment patterns, as well as reasonable and supportable forecasts that affect the collectibility of reported amounts. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is recorded on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Leasehold improvements are amortized over the shorter of the term of the lease or the economic useful life of the assets. Improvements and replacements are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred.

Software Cost

We capitalize certain costs incurred to purchase computer software. These capitalized costs are amortized on a straight-line basis over the shorter of the useful economic life of the software or its contractual license period, which is typically one to three years.

Impairment of Long-Lived Assets

Long-lived assets other than goodwill not being amortized are reviewed for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future undiscounted cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by the extent to which the carrying amount of the assets exceeds the estimated fair value of the assets. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value, and is recognized as a loss from operations. (Please see Note 4, “Fair Value Measurements”, for additional information.)

Product Development and Engineering

Product development and engineering expenses primarily consist of research compensation, depreciation and amortization, and are expensed as incurred.

Advertising

Costs of broadcast advertising are recorded as expenses as advertising airtime is used. Other advertising expenditures are expensed as incurred.

Advertising expenses incurred in 2018, 2019 and 2020 totaled $1.2 million, $0.4 million and $0.3 million, respectively and were included in selling and marketing expenses.

Leases

General

On January 1, 2019, we adopted Accounting Standards Codification (“ASC”) Topic 842, “Leases,” using the modified retrospective transition method applied to contracts that were not complete as of the adoption date. Consolidated financial results for reporting periods beginning after January 1, 2019 are presented under ASC Topic 842, while prior period amounts continue to be reported in accordance with ASC Topic 840, “Leases”. Please refer to Note 1(d) of our consolidated financial statements contained in our previously-filed Annual Report on Form 20-F for the year ended December 31, 2019 for information about the impact of adoption on our consolidated financial statements.

Please refer to Note 1 of our consolidated financial statements contained in our previously-filed Annual Report on Form 20-F for the year ended December 31, 2018 for our lease accounting policy as it relates to lease transactions prior to January 1, 2019. The leases accounting policy described below relates to lease transactions from January 1, 2019 and onward, which are accounted for in accordance with ASC Topic 842.

We determine if an arrangement is or contains a lease at contract inception. In certain situations, judgment may be required in determining if a contract contains a lease. For these arrangements, there is judgment in evaluating if the arrangement provides us with an asset that is physically distinct, or that represents substantially all of the capacity of the asset, and if we have the right to direct the use of the asset. Lease assets and liabilities are recognized based on the present value of future lease payments over the lease term at the commencement date. Included in the lease liability are future lease payments that are fixed, in-substance fixed, or are payments based on an index or rate known at the commencement date of the lease. Variable lease payments are recognized as lease expenses as incurred, and generally relate to variable payments made based on the level of services provided by the lessor of our leases. The operating lease right-of-use (“ROU”) asset also includes any lease payments made prior to commencement, initial direct costs incurred, and lease incentives received. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate in determining the present value of future payments. The incremental borrowing rate represents the rate required to borrow funds over a similar term to purchase the leased asset, and is based on the information available at the commencement date of the lease. For leased assets with similar lease terms and asset type we applied a portfolio approach in determining a single incremental borrowing rate to apply to the leased assets.

In determining our lease liability, the lease term includes options to extend or terminate the lease when it is reasonably certain that we will exercise such option. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and we recognize lease expense for these leases on a straight-line basis over the lease term.

Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term, a change in future lease payments resulting from a change in an index or a rate used to determine those payments, or a change in the assessment of an option to purchase an underlying asset, our Company remeasures the lease liabilities with a corresponding adjustment to the ROU assets.

Operating lease ROU assets are presented in “Other assets” and operating lease liabilities are presented in “Other current liabilities” and “Other liabilities” on our consolidated balance sheets.

Share-Based Compensation

Share-based compensation represents the cost related to share-based awards granted to employees. We measure share-based compensation cost at the grant date, based on the estimated fair value of the award. Share-based compensation is recognized for the portion of the award that is ultimately expected to vest, and the cost is amortized on a straight-line basis (net of estimated forfeitures) over the vesting period. Our Company estimates the fair value of stock options using the Black-Scholes valuation model. The cost is recorded in costs of revenues and operating expenses in the consolidated statements of operations on the date of grant based on the employees’ respective function.

For shares and stock options granted to non-employees, we measure the fair value of the equity instruments granted at the earlier of the performance commitment date or when the performance is completed.

Retirement Plan and Net Periodic Pension Cost

Under our defined benefit pension plan, net periodic pension cost, which includes service cost, interest cost, expected return on plan assets, amortization of unrecognized net transition obligation and gains or losses on plan assets, is recognized based on an actuarial valuation report. We recognize the funded status of pension plans and non-pension post-retirement benefit plans (retirement-related benefit plans) as an asset or a liability in the consolidated balance sheets.

Under our defined contribution pension plans, net periodic pension cost is recognized as incurred.

Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities, which are classified as noncurrent on the consolidated balance sheets, are measured using the enacted tax rate and laws that will be in effect when the related temporary differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that more-likely-than-not will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible.

In addition, we recognize the financial statement impact of a tax position when it is more-likely-than-not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is measured at the largest amount that is greater than a 50% likelihood of being realized upon settlement. Interest and penalties on an underpayment of income taxes are reflected as income tax expense in the consolidated financial statements.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing the net earnings (loss) for the period by the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares, composed of incremental common shares issuable upon the exercise of options in all periods, are included in the computation of diluted earnings (loss) per share to the extent such shares are dilutive. Diluted earnings (loss) per share also takes into consideration the effect of dilutive securities issued by subsidiaries. In a period in which a loss is incurred, only the weighted average number of common shares issued and outstanding is used to compute the diluted loss per share, as the inclusion of potential common shares would be anti-dilutive. Therefore, for the years ended December 31, 2018, 2019 and 2020, basic and diluted loss per share were $0.29, $0.15 and $0.12, respectively.

Segment Reporting

Our segment reporting is mainly based on lines of business. We use the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by our Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining our operating segments. Our Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer.

Segment profit and loss is determined on a basis that is consistent with how our Company reports operating loss in its consolidated statements of operations. Our Company does not report segment asset information to the CODM. Consequently, no asset information by segment is presented. There are no intersegment transactions.

(d) Recently Adopted Accounting Pronouncements

Financial Instruments

On January 1, 2020, we adopted ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is an accounting update to amend the guidance on the impairment of financial instruments that are not measured at fair value through profit and loss, and which has subsequently been amended by ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11, ASU 2020-02, and ASU 2020-03. The amendment introduces a current expected credit loss (CECL) model based on expected losses rather than incurred losses to estimate credit losses on financial instruments measured at amortized cost and requires a broader range of reasonable and supportable information to estimate expected credit loss. In addition, under the amendment, an entity recognizes an allowance for expected credit losses on financial instruments measured at amortized cost and available-for-sale debt securities rather than the current methodology of delaying recognition of credit losses until it is probable a loss has been incurred. The adoption of the amendments did not have any material impact on our Company’s consolidated financial position, results of operations, cash flow and consolidated financial statement disclosures.

Fair Value Measurement

On January 1, 2020, we adopted ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which is an accounting update to amend fair value measurement disclosure requirements to eliminate, add and modify certain disclosures to improve the effectiveness of such disclosure. The amendments removed (1) the disclosure requirements for transfers between Levels 1 and 2 of the fair value hierarchy, (2) the policy for timing of transfers between levels of the fair value hierarchy, and (3) the valuation processes for Level 3 fair value measurements. Additionally, the amendments modified the disclosure requirements for investments in certain entities that calculate net asset value and measurement uncertainty. Finally, the amendments added disclosure requirements for the changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments were applied retrospectively to all periods presented upon the effective date. In measuring of the fair value of our Level 3 financial assets, we have applied the requirements in this amendment.  Please see Note 4, “Fair Value Measurements”, for additional information.

Intangibles—Goodwill and Other

On January 1, 2020, our Company adopted ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), which is an accounting update to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendment also requires the entity to present capitalized implementation costs and the related amortization in the same line item in the balance sheet, income statement and statement of cash flows as the presentation of the hosting (service) element of the arrangement. The amendment was applied prospectively to all implementation costs incurred after the date of adoption. The adoption of this amendment did not have any material impact on our consolidated financial position, results of operations, cash flows and consolidated financial statement disclosures.

On January 1, 2020, our Company adopted ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which is an accounting update to simplify the accounting treatment for the impairment of goodwill. The amendment eliminates Step 2 from the goodwill impairment test, which measures a goodwill impairment loss by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, under this amendment, the entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value and the impairment loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The adoption of this amendment did not have any material impact on our Company’s consolidated financial position, results of operations, cash flows and consolidated financial statement disclosures.

Retirement Plan

On January 1, 2020, our Company adopted ASU No. 2018-14, Compensation—Retirement Benefits — Defined Benefit Plans — General (Subtopic 715-20): Disclosure Framework — Changes to the Disclosure Requirements for Defined Benefit Plans, which is an accounting update to modify the disclosure requirements by removing, modifying and clarifying disclosures related to defined benefit plans. This amendment modified the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. Certain disclosure requirements have been removed while the disclosure requirements of (1) the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates; and (2) an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period, have been added. The amendment also clarified the disclosure requirements with respect to the projected benefit obligation and the accumulated benefit obligation. The amendments were applied on a retrospective basis to all periods presented. The adoption of this amendment did not have any material impact on our Company’s consolidated financial statement disclosures.

(e) Recent Accounting Pronouncements Not Yet Adopted

Income Taxes

In December 2019, the FASB issued ASU 2019-12 Income Taxes (Topic 740), which is an amendment that (i) eliminated certain exceptions for recognizing deferred taxes liability associated with ownership changes in foreign equity method investments, performing intraperiod allocation, and calculating income taxes in interim periods for year-to-date losses that exceed anticipated losses, (ii) simplified income tax accounting for franchise taxes that are partially based on income, transactions with a government that results in a step-up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax, and (iii) enacted changes in tax laws in interim periods. This amendment is effective for our Company’s fiscal years beginning after December 15, 2020. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on our Company’s consolidated financial position, results of operations, cash flow and consolidated financial statement disclosures.